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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01604


                      	Pioneer Growth Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

            Pioneer Growth Shares
            Schedule of Investments  3/31/06 (unaudited)

 Shares                                                              Value
            COMMON STOCKS - 99.8 %
            Energy - 2.8 %
            Coal & Consumable Fuels - 1.0 %
 147,100    Massey Energy Co.                                    $   5,305,897
            Integrated Oil & Gas - 1.8 %
  84,700    ConocoPhillips                                       $   5,348,805
 171,800    Repsol SA (A.D.R.) (b)                                   4,896,300
                                                                 $  10,245,105
            Total Energy                                         $  15,551,002
            Materials - 1.3 %
            Diversified Chemical - 1.3 %
 186,200    Dow Chemical Co.                                     $   7,559,720
            Total Materials                                      $   7,559,720
            Capital Goods - 12.4 %
            Aerospace & Defense - 3.2 %
  57,600    L-3 Communications Holdings, Inc.                    $   4,941,504
 228,600    United Technologies Corp.                               13,251,942
                                                                 $  18,193,446
            Building Products - 1.8 %
 228,520    American Standard Companies, Inc.                    $   9,794,367
            Industrial Conglomerates - 7.4 %
 610,600    General Electric Co.                                 $  21,236,668
 142,000    3M Co.                                                  10,747,980
 362,200    Tyco International, Ltd.                                 9,735,936
                                                                 $  41,720,584
            Total Capital Goods                                  $  69,708,397
            Consumer Services - 1.9 %
            Education Services - 0.8 %
 126,200    Career Education Corp. *                             $   4,761,526
            Hotels, Resorts & Cruise Lines - 1.1 %
 125,500    Carnival Corp.                                       $   5,944,935
            Total Consumer Services                              $  10,706,461
            Media - 2.8 %
            Broadcasting & Cable TV - 2.1 %
1,405,100   Liberty Media Corp. *                                $  11,535,871
            Movies & Entertainment - 0.7 %
 105,950    Viacom, Inc. (Class B)                               $   4,110,860
            Total Media                                          $  15,646,731
            Retailing - 7.9 %
            Apparel Retail - 4.4 %
 179,200    Abercrombie & Fitch Co.                              $  10,447,360
 135,400    Ross Stores, Inc.                                        3,952,326
 414,100    TJX Companies, Inc.                                     10,277,962
                                                                 $  24,677,648
            Home Improvement Retail - 3.5 %
 476,000    Home Depot, Inc.                                     $  20,134,800
            Total Retailing                                      $  44,812,448
            Food & Drug Retailing - 2.4 %
            Drug Retail - 2.4 %
 454,400    CVS Corp.                                            $  13,572,928
            Total Food & Drug Retailing                          $  13,572,928
            Food, Beverage & Tobacco - 4.7 %
            Soft Drinks - 1.1 %
  68,400    Fomento Economico Mexicano SA de C.V.                $   6,269,544
            Tobacco - 3.6 %
 281,900    Altria Group, Inc.                                   $  19,975,434
            Total Food, Beverage & Tobacco                       $  26,244,978
            Household & Personal Products - 3.8 %
            Household Products - 3.2 %
 311,800    Procter & Gamble Co.                                 $  17,965,916
            Personal Products - 0.6 %
 107,100    Avon Products, Inc.                                  $   3,338,307
            Total Household & Personal Products                  $  21,304,223
            Health Care Equipment & Services - 11.7 %
            Health Care Distributors - 2.1 %
 161,300    Cardinal Health, Inc.                                $  12,020,076
            Health Care Equipment - 7.0 %
 247,900    Biomet, Inc.                                         $   8,805,408
 731,400    Boston Scientific Corp. *                               16,858,770
 174,300    Guidant Corp.                                           13,605,858
                                                                 $  39,270,036
            Health Care Services - 1.3 %
 283,500    IMS Health, Inc.                                     $   7,305,795
            Health Care Supplies - 1.3 %
 132,400    Cooper Companies, Inc.                               $   7,153,572
            Total Health Care Equipment & Services               $  65,749,479
            Pharmaceuticals & Biotechnology - 11.9 %
            Biotechnology - 4.5 %
 272,100    Amgen, Inc. *                                        $  19,795,275
  89,300    Gilead Sciences, Inc. *                                  5,556,246
                                                                 $  25,351,521
            Pharmaceuticals - 7.4 %
 207,100    Astrazeneca Plc (A.D.R.)                             $  10,402,633
 340,800    Johnson & Johnson                                       20,182,176
 211,396    Par Pharmaceutical Co., Inc. * (b)                       5,957,139
 131,228    Teva Pharmaceutical Industries, Ltd. (b)                 5,403,969
                                                                 $  41,945,917
            Total Pharmaceuticals & Biotechnology                $  67,297,438
            Diversified Financials - 2.5 %
            Consumer Finance - 1.5 %
 157,400    American Express Co.                                 $   8,271,370
            Investment Banking & Brokerage - 1.0 %
  73,100    Merrill Lynch & Co., Inc.                            $   5,757,356
            Total Diversified Financials                         $  14,028,726
            Insurance - 1.0 %
            Multi-Line Insurance - 1.0 %
  82,000    American International Group, Inc.                   $   5,419,380
            Total Insurance                                      $   5,419,380
            Software & Services - 11.7 %
            Systems Software - 11.7 %
1,281,300   Microsoft Corp.                                      $  34,864,173
 627,300    Macrovision Corp. *                                     13,894,695
1,258,100   Oracle Corp. *                                          17,223,389
                                                                 $  65,982,257
            Total Software & Services                            $  65,982,257
            Technology Hardware & Equipment - 14.0 %
            Communications Equipment - 8.6 %
1,288,000   Cisco Systems, Inc. *                                $  27,910,960
  36,013    F5 Networks, Inc. *                                      2,610,582
 633,600    Juniper Networks, Inc. *                                12,114,432
 270,100    Motorola, Inc.                                           6,187,991
                                                                 $  48,823,965
            Computer Hardware - 5.4 %
 118,600    Apple Computer, Inc. *                               $   7,438,592
 589,800    Dell, Inc. *                                            17,552,448
 230,400    Palm, Inc. * (b)                                         5,336,064
                                                                 $  30,327,104
            Total Technology Hardware & Equipment                $  79,151,069
            Semiconductors - 4.4 %
 622,500    Texas Instruments, Inc.                              $  20,212,575
 172,000    Xilinx, Inc. * (b)                                       4,379,120
                                                                 $  24,591,695
            Total Semiconductors                                 $  24,591,695
            Telecommunication Services - 1.2 %
            Wireless Telecommunication Services - 1.2 %
 329,100    Vodafone Group Plc (A.D.R.)                          $   6,878,190
            Total Telecommunication Services                     $   6,878,190
            Utilities - 1.5 %
            Independent Power Producer & Energy Traders - 1.5 %
 193,100    TXU Corp.                                            $   8,643,157
            Total Utilities                                      $   8,643,157
            TOTAL COMMON STOCKS
            (Cost   $533,418,276)                                $ 562,848,279

            TEMPORARY CASH INVESTMENT - 2.3 %
            Security Lending Collateral - 2.3%
13,246,655  Security Lending Investment Fund, 4.67%              $  13,246,655
            TOTAL TEMPORARY CASH INVESTMENT
            (Cost   $13,046,655)                                 $  13,246,655

            TOTAL INVESTMENT IN SECURITIES - 102.1%
            (Cost   $546,464,931)                                $576,094,934

            OTHER ASSETS AND LIABILITIES - (2.1)%                $(12,212,934)

            TOTAL NET ASSETS - 100.0%                            $563,882,000

    (a) At March 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $546,464,93 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost            $ 60,619,698

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value             (30,989,695)

            Net unrealized gain                                  $29,630,003

    (b)     At March 31, 2006, the following securities were out on loan:

 Shares                          Description                         Value
 161,975    Palm, Inc. *                                         $   3,751,341
 200,826    Par Pharmaceutical Co., Inc. *                           5,659,277
 113,750    Repsol SA (A.D.R.)                                       3,241,875
  15,390    Teva Pharmaceutical Industries, Ltd.                       633,760
 146,110    Xilinx, Inc. *                                           3,719,961
                                                                 $  17,006,214



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Growth Shares

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 26, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 26, 2006

* Print the name and title of each signing officer under his or her signature.